Statement of Additional Information Supplement dated May 31, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
All references to Invesco Basic Value Fund in this Statement of Additional Information are hereby deleted.
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2010 (except as noted):

		Other Registered Investment Companies Managed		Other Pooled Investment Vehicles		Other Accounts Managed
	Dollar Range of Investments	(assets in millions)		Managed (assets in millions)		(assets in millions)
“Portfolio Manager	in Each Fund[1]	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Global Equity Fund
Karl Georg Bayer	None[2]	None	None	35	$2,695.6	56	$7,450.5
Ralph Coutant [3]	None	11	$2,544.1	9	$507.2	21[4]	$1,324.4[4]
Uwe Draeger	None[2]	None	None	35	$2,695.6	56	$7,450.5
Jens Langewand	None[2]	None	None	35	$2,695.6	56	$7,450.5
Andrew Waisburd[5]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Shares of the Fund are not sold in Germany, where the noted portfolio managers are domiciled. Accordingly, the noted portfolio managers may not invest in the Fund.

3	Mr. Coutant began serving as a portfolio manager of Invesco Global Equity Fund on May 23, 2011. Information for Mr. Coutant has been provided as of April 30, 2011.

4	This amount includes 1 fund that pays performance-based fees with $32.2M in total assets under management.

5	Mr. Waisburd began serving as a portfolio manager of Invesco Global Equity Fund on May 23, 2011. Information for Mr. Waisburd has been provided as of April 30, 2011”